Convertible Preferred Stock - Liquidation Preferences (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Aggregate Liquidation Preference	$ 190,170	$ 175,724
Series B-3 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	102,446,428	0	0
Price	$ 0.050	$ 0.050
Aggregate Liquidation Preference	$ 5,122
Series B-2 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	54,824,787	28,571,428	0
Price	$ 0.350	$ 0.350
Aggregate Liquidation Preference	$ 19,189	$ 10,000
Series B-1 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	67,142,854	67,142,854	57,142,856
Price	$ 0.350	$ 0.350
Aggregate Liquidation Preference	$ 23,500	$ 23,500
Series B preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	283,030,377	282,580,377	282,580,377
Price	$ 0.300	$ 0.300
Aggregate Liquidation Preference	$ 84,909	$ 84,774
Series A-6 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	32,391,000	32,391,000	32,391,000
Price	$ 0.500	$ 0.500
Aggregate Liquidation Preference	$ 16,196	$ 16,196
Series A-5 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	29,545,455	29,545,455	29,545,455
Price	$ 0.440	$ 0.44
Aggregate Liquidation Preference	$ 13,000	$ 13,000
Series A-4 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	5,169,690	5,169,690	5,169,690
Price	$ 0.396	$ 0.396
Aggregate Liquidation Preference	$ 2,047	$ 2,047
Series A-3 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	24,792,020	24,792,020	24,792,020
Price	$ 0.430	$ 0.43
Aggregate Liquidation Preference	$ 10,661	$ 10,661
Series A-2 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	23,307,464	23,307,464	23,307,464
Price	$ 0.387	$ 0.387
Aggregate Liquidation Preference	$ 9,020	$ 9,020
Series A-1 preferred stock
Convertible Preferred Stock
Common stock subject to possible redemption, shares outstanding	5,331,943	5,331,943	5,331,943
Price	$ 1.224	$ 1.224
Aggregate Liquidation Preference	$ 6,526	$ 6,526